GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 95.1%	Value
	Australia: 2.5%
20,899	Sonic Healthcare Ltd.	$311,013

	China: 2.9%
48,000	ANTA Sports Products Ltd.	350,304

	Denmark: 3.3%
6,734	Novo Nordisk A/S	405,185

	France: 5.7%
5,624	Danone SA	362,072
3,911	Schneider Electric SE	332,876
		694,948
	Germany: 5.6%
2,539	Deutsche Boerse AG	349,889
4,259	Henkel AG & Company KGaA	342,226
		692,115
	Ireland: 2.9%
4,000	Medtronic PLC	360,720

	Switzerland: 9.0%
18,224	ABB Ltd.	317,716
3,838	Nestle SA	392,626
1,216	Roche Holding AG	393,793
		1,104,135
	Taiwan: 2.8%
38,000	Taiwan Semiconductor Manufacturing Co., Ltd.	343,682

	United Kingdom: 17.1%
49,662	BAE Systems PLC	320,380
9,897	British American Tobacco PLC	337,320
10,691	Diageo PLC	342,850
18,281	Imperial Tobacco Group PLC	338,175
5,246	Reckitt Benckiser Group PLC	399,648
7,217	Unilever PLC	364,481
		2,102,854

	United States: 43.2%
4,518	AbbVie Inc.	$344,226
8,485	Aflac Inc.	290,526
3,903	Arthur J Gallagher & Co.	318,134
793	BlackRock Inc.	348,896
1,433	Broadcom Inc.	339,764
9,558	Cisco Systems Inc.	375,725
1,952	CME Group Inc.	337,520
4,087	Eaton Corp. PLC	317,519
2,279	Illinois Tool Works Inc.	323,892
2,842	Johnson & Johnson	372,671
2,360	Microsoft Corp.	372,196
4,759	Paychex Inc.	299,436
2,860	PepsiCo Inc.	343,486
3,354	Procter & Gamble Co/The	368,940
2,857	United Technologies Corp.	269,501
5,211	VF Corp.	281,811
		5,304,243

	Total Common Stocks	11,669,199
	(cost $11,154,843)

	Total Investments in Securities	11,669,199
	(cost $11,154,843): 95.1%

	Other Assets less Liabilities: 4.9%	602,699

	Net Assets: 100.0%	$12,271,898

PLC - Public Limited Company